Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Operating Lease Commitments to Lease liabilities
The lease liabilities as of January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows:

Operating lease commitments as of December 31, 2018	Ps. 137,949,821
Lease commitments not in scope of IFRS 16	(29,624,063)
Lease payments not included in the operating lease commitments as at 31 December 2018, resulting from differences between IAS 17 and IFRS 16 at implementation date	60,064,406
Short-term leases and leases of low-value assets	(5,498,423)
Effect of discounting	(43,504,081)

Lease liabilities as of January 1, 2019	Ps. 119,387,660

Summary of Equity Interest in Most Significant Subsidiaries
The equity interest in the most significant subsidiaries at December 31, 2018 and 2019 is as follows:

Company name	Country	Equity interest at December 31
		2018	2019
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
TracFone Wireless, Inc. (“TracFone”) b)	USA	100.0%	100.0%
Claro S.A. (Claro Brasil) b)	Brazil	98.2%	98.2%
NII Brazil Holding S.A.R.L a)	Luxembourg	—	100.0%
Nextel Telecomunicações Ltda b)	Brazil	—	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	—	100%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Telmex Colombia, S.A.	Colombia	99.3%	—
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. b)	Chile	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b)	Panamá	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5	%-33%
Buildings and leasehold improvement	2	%-33%
Other assets	10	%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2018 and 2019 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2018:
Europe (7 countries)	22.13% - 41.51%	8.13% - 19.40%	8.36% - 22.08%
Brazil (fixed line, wireless and TV)	36.43%	21.88%	10.38%
Puerto Rico	23.86%	9.89%	4.81%
Dominican Republic	48.64%	18.43%	17.66%
Mexico (fixed line and wireless)	36.33%	7.93%	16.30%
Ecuador	39.83%	11.26%	24.45%
Peru	30.29%	19.95%	11.52%
El Salvador	45.36%	22.61%	18.01%
Chile	25.91%	14.99%	6.62%
Colombia	45.01%	17.14%	20.29%
Other countries	7.90% - 45.91%	0.61% - 23.96%	9.97% - 31.63%

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2019:
Europe (7 countries)	29.40% - 44.50%	10.90% - 19.30%	5.77% - 14.96%
Brazil (fixed line, wireless and TV)	40.43%	23.50%	11.00%
Puerto Rico	21.94%	17.94%	4.39%
Dominican Republic	47.23%	16.17%	13.84%
Mexico (fixed line and wireless)	38.81%	9.84%	11.85%
Ecuador	44.98%	11.65%	19.85%
Peru	32.51%	18.51%	8.86%
El Salvador	44.04%	25.03%	16.05%
Chile	26.85%	18.00%	4.16%
Colombia	45.58%	19.25%	17.27%
Other countries	7.40% - 52.40%	0.57% - 31.0%	6.41% - 34.75%

Summary of quantitative information about right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	5 to 12 years
Property	10 to 25 years
Other equipment	5 to 15 years

Summary of Exchange Rates Used forTranslation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2017	2018	2019	2018	2019
Argentina (1)	Argentine Peso (AR$)	1.1489	0.7311	0.4110	0.5221	0.3147
Brazil	Real (R$)	5.9346	5.2937	4.8907	5.0797	4.6754
Colombia	Colombian Peso (COP$)	0.0064	0.0065	0.0059	0.0061	0.0058
Guatemala	Quetzal	2.5755	2.5591	2.5023	2.5440	2.4478
U.S.A. (2)	US Dollar	18.9400	19.2397	19.2641	19.6829	18.8452
Uruguay	Uruguay Peso	0.6606	0.6274	0.5479	0.6074	0.5051
Nicaragua	Cordoba	0.6307	0.6097	0.5817	0.6088	0.5569
Honduras	Lempira	0.8007	0.7994	0.7806	0.8031	0.7597
Chile	Chilean Peso	0.0292	0.0300	0.0275	0.0283	0.0252
Paraguay	Guaraní	0.0034	0.0034	0.0031	0.0033	0.0029
Peru	Sol (PEN$)	5.8054	5.8517	5.7708	5.8406	5.6814
Dominican Republic	Dominican Peso	0.3983	0.3876	0.3737	0.3898	0.3542
Costa Rica	Colon	0.0331	0.0332	0.0326	0.0322	0.0327
European Union	Euro	21.3649	22.7101	21.5642	22.5586	21.1311
Bulgaria	Lev	10.9223	11.6110	11.0257	11.5327	10.8076
Belarus	New Belarusian Ruble	9.8087	9.4451	9.2159	9.1319	8.9420
Croatia	Croatian Kuna	2.8619	3.0613	2.9069	3.0435	2.8406
Macedonia	Macedonian Denar	0.3471	0.3688	0.3504	0.3667	0.3431
Serbia	Serbian Denar	0.1762	0.1920	0.1830	0.1907	0.1795

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

Financial reporting in hyperinflationary economies

Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end
measuring unit are restated based on the general price index. All non-monetary
items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position
of monetary items are reported in the consolidated statements of operations in financial result in exchange differences. In accordance with IFRS, prior year financial statements were not restated.

(2)	Includes U.S.A., Ecuador, El Salvador, Puerto Rico and Panama.